AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2009
Securities Act File No. 333-92415
Investment Company Act File No. 811-9721

United States
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C., 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 24 ☑
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 28 ☑

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST
(FORMERLY, FIXED INCOME SHARES)
(Exact Name of Registrant as Specified in Charter)
C/O Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105
(Address of Principal Executive Officer)
Registrant’s Telephone Number, including Area Code: (212) 739-3369

Copy to:

Thomas J. Fuccillo., Esq. c/o Allianz Global Investors 1345 Avenue of the Americas New York, New York 10105 (Name and address of Agent for Service)	David C. Sullivan, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b),

☑	August 3, 2009 pursuant to paragraph (b),

☐	60 days after filing pursuant to paragraph (a)(1),

☐	On ________ pursuant to paragraph (a)(1),

☐	75 days after filing pursuant to paragraph (a)(2),

☐	On _________ pursuant to paragraph (a)(2), of Rule 485.
If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed Post-Effective Amendment

EXPLANATORY NOTE
This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 23 to the Registrant’s Registration Statement filed on April 27, 2009.
This filing relates solely to Equity Shares: Series I. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 10th day of July, 2009.

ALLIANZ GLOBAL INVESTORS MANAGED ACCOUNTS TRUST (formerly known as Fixed Income SHares)
By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, the Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name and Signature	Capacity	Date

/s/ Brian S. Shlissel Brian S. Shlissel	President and Chief Executive Officer (principal executive officer)	July 10, 2009

/s/ Lawrence G. Altadonna Lawrence G. Altadonna	Treasurer and Principal Financial & Accounting Officer (principal financial officer and principal accounting officer)	July 10, 2009

Paul Belica*	Trustee	July 10, 2009

Robert E. Connor*	Trustee	July 10, 2009

Hans W. Kertess*	Trustee	July 10, 2009

William B. Ogden, IV*	Trustee	July 10, 2009

R. Peter Sullivan III*	Trustee	July 10, 2009

John C. Maney*	Trustee	July 10, 2009

*By:	/s/ Brian S. Shlissel
Brian S. Shlissel, Attorney-in-Fact by
Power of Attorney previously filed Date: July 10, 2009

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